UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

The Penn Street Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2240 RIDGEWOOD ROAD, SUITE 101  WYOMISSING, PA 19610

 (Address of Principal Executive Offices)  (Zip Code)

The Penn Street Fund, Inc.

Mr. David D. Jones, Esquire

395 Sawdust Road, #2148  The Woodlands, TX 77381

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  866-207-5175

Date of fiscal year end: October 30

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SEMI ANNUAL REPORT

APRIL 30, 2007

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The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
	Schedule of Investments
	April 30, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 92.67%

Computer & Office Equipment - 2.02%
1,900	Hewlett-Packard Co.	$ 80,066

Drilling Oil & Gas Wells - 4.38%
1,300	Globalsantafe Corp.	83,109
1,600	Ensco International, Inc.	90,208
		173,317
Electric & Other Services Combined - 1.98%
400	Consolidated Edison, Inc.	20,504
2,400	Xcel Energy, Inc.	57,816
		78,320
Electric Services - 3.59%
350	Constellation Energy Group, Inc.	31,192
300	Entergy Corp.	33,942
1,200	FPL Group, Inc.	77,244
		142,378
Fats & Oils - 1.66%
1,700	Archer Daniels Midland Co.	65,790

Finance Lessors - 2.11%
1,400	CIT Group, Inc.	83,510

Fire, Marine & Casualty Insurance - 10.19%
1,200	Allstate Corp.	74,784
1,300	Ace Ltd.	77,298
1,300	Safeco Corporation	86,762
1,450	St. Paul Travelers Companies, Inc.	78,445
1,600	Chubb Corp.	86,128
		403,417
Insurance Agents, Brokers & Service - 3.61%
1,100	Metlife, Inc.	72,270
700	Hartford Financial Services Group, Inc.	70,840
		143,110
Iron & Steel Foundries - 2.37%
900	Precision Castparts Corp.	93,699

Life Insurance - 4.80%
750	Nationwide Financial Services, Inc.	42,848
1,000	Lincoln National Corp.	71,150
800	Prudential Financial, Inc.	76,000
		189,998
Metal Mining - 1.53%
900	Freeport McMoran, Inc.	60,444

Miscellaneous Fabricated Metal Products - 2.44%
1,050	Parker Hannifin Corp.	96,747

Motor Vehicles & Passenger Car Bodies - 1.81%
2,300	General Motors Corp.	71,829

National Commercial Banks - 1.60%
1,200	Keycorp.	42,816
400	Bank Of America Corp.	20,360
		63,176
Oil & Gas Field Services, Nec - 0.94%
1,300	BJ Services Company	37,258

Petroleum Refining - 7.60%
800	ConocoPhillips	55,480
600	Marathon Oil Corp.	60,930
850	Hess Corp.	48,238
500	Exxon Mobil Corp.	39,690
600	Valero Energy Corp.	42,138
700	Chevron Corporation	54,453
		300,929
Primary Smelting & Refining Of Nonferrous Metals - 1.34%
900	Alcan, Inc.	52,983

Railroads, Line-Haul Operating - 5.71%
500	Burlington Northern Santa Fe Corp.	43,770
650	Union Pacific Corp.	74,263
1,300	Norfolk Souther Corp.	69,212
900	CSX Corp.	38,853
		226,098
Real Estate Investment Trusts - 2.13%
1,300	Prologis SBI	84,240

Retail-Department Stores - 2.00%
1,000	JC Penny Co., Inc.	79,090

Retail-Grocery Stores - 0.89%
1,200	Kroger Co.	35,412

Retail-Variety Stores - 1.80%
1,200	Target Corp	71,244

Rolling Drawing & Extruding Of Nonferrous Metals - 1.34%
1,500	Alcoa, Inc.	53,235

Security Brokers, Dealers & Flotation Companies - 10.25%
900	Merrill Lynch & Co, Inc.	81,207
1,000	Lehman Brothers Holdings, Inc.	75,280
1,000	Morgan Stanley	84,010
500	Bear Stearns Companies, Inc.	77,850
400	Goldman Sach Group, Inc.	87,444
		405,791
Steel Pipe & Tubes - 1.94%
700	Allegheny Technologies, Inc.	76,706

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.04%
1,100	Nucor Corp.	69,806
500	United States Steel Corp.	50,770
		120,576
Surety Insurance - 1.76%
1,000	MBIA, Inc.	69,560

Telephone Communications (No Radiotelephone) - 1.76%
1,800	At&T, Inc.	69,696

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.93%
1,300	Mckesson Corp.	76,479

Wholesale-Durable Goods - 2.29%
1,100	W.W. Grainger, Inc.	90,882

Wholesale-Motor Vehicle Supplies & New Parts - 1.87%
1,500	Genuine Parts Co.	74,115

TOTAL FOR COMMON STOCK (Cost $3,078,045) - 92.67%		$ 3,670,094

EXCHANGE TRADED FUNDS - 3.52%
1,700	Health Care Select SPDR	61,370
3,200	Technology Select Sector SPDR	78,240

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $262,645) - 3.52%		$ 139,610

SHORT TERM INVESTMENTS - 0.95%
37,737	Harleysville National Bank Money Market 4.78% ** (Cost $37,737)	37,737

TOTAL INVESTMENTS (Cost $3,378,428) - 97.14%		$ 3,847,440

OTHER ASSETS LESS LIABILITIES - 2.86%		113,146

NET ASSETS - 100.00%		$ 3,960,586

** Variable rate security; the coupon rate shown represents the yield at April 30, 2007.
The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $3,378,428)	$ 3,847,440
Cash	97,819
Receivables:
Dividends and Interest	3,454
Due from Advisor	17,377
Prepaid Expenses	1,771
Total Assets	3,967,861
Liabilities:
Accrued Expenses	7,275
Total Liabilities	7,275
Net Assets	$ 3,960,586

Net Assets Consist of:
Paid In Capital	$ 3,242,413
Accumulated Undistributed Net Investment Loss	(5,805)
Accumulated Undistributed Realized Gain on Investments	124,858
Unrealized Appreciation in Value of Investments	599,120
Net Assets, for 275,648 Shares Outstanding	$ 3,960,586

Net Assets Value Per Share	$ 14.37

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Statement of Operations
For the six months ended April 30, 2007 (Unaudited)

Investment Income:
Dividends	$ 29,772
Interest	2,013
Total Investment Income	31,785

Expenses:
Advisory Fees (Note 3)	4,197
Sub-Advisory Fees	12,591
Transfer Agent Fees	10,380
Legal Fees	9,226
Miscellaneous Fees	8,174
Audit Fees	7,347
Trustee Fees	4,625
12b-1 fees	4,200
Printing and Mailing Fees	1,642
Custody Fees	1,408
Insurance Fees	1,383
Officers Compensation	709
Registration Fees	333
Total Expenses	66,215
Fees Waived and Reimbursed by the Advisor (Note 3)	(32,637)
Net Expenses	33,578

Net Investment Loss	(1,793)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	129,462
Net Change in Unrealized Appreciation on Investments	279,269
Net Realized and Unrealized Gain on Investments	408,731

Net Increase in Net Assets from Operations	$ 406,938

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	4/30/2007	10/31/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (1,793)	3,995
Net Realized Gain on Investments	129,462	75,653
Unrealized Appreciation on Investments	279,269	274,002
Net Increase in Net Assets Resulting from Operations	406,938	353,650

Distributions to Shareholders:
Net Investment Income	(4,084)	(4,394)
Realized Gains	(76,113)	(75,247)
Net Change in Net Assets from Distributions	(80,197)	(79,641)

Capital Share Transactions:
Proceeds from Sale of Shares	1,144,818	814,888
Shares Issued on Reinvestment of Dividends	80,197	79,641
Cost of Shares Redeemed	(9,076)	(299,203)
Net Increase from Shareholder Activity	1,215,939	595,326

Net Assets:
Net Increase in Net Assets	1,542,680	869,335
Beginning of Period	2,417,906	1,548,571
End of Period	$ 3,960,586	$ 2,417,906

Share Transactions:
Shares Sold	85,524	65,857
Shares Issued on Reinvestment of Dividends	6,034	6,919
Shares Redeemed	(682)	(24,093)
Net Increase in Shares	90,876	48,683
Outstanding at Beginning of Period	184,772	136,089
Outstanding at End of Period	275,648	184,772

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period
	Ended	For the Years Ended			Ended
	4/30/2007	10/31/2006	10/31/2005	10/31/2004	10/31/2003 *

Net Asset Value, at Beginning of Period	$ 13.08	$ 11.37	$ 11.04	$ 10.53	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.01)	0.03	0.04	0.06	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.65	2.25	1.39	0.52	0.54
Total from Investment Operations	1.64	2.28	1.43	0.58	0.53

Distributions (Net Investment Income)	(0.02)	(0.03)	(0.09)	(0.01)	0.00
Distributions (Realized Gains)	(0.33)	(0.54)	(1.01)	(0.06)	0.00
Total Distributions	(0.35)	(0.57)	(1.10)	(0.07)	0.00

Net Asset Value, at End of Period	$ 14.37	$ 13.08	$ 11.37	$ 11.04	$ 10.53

Total Return ***	12.79%	20.70%	13.41%	5.49%	5.30%	(b)

Ratios/Supplimental Data:
Net Assets at End of Period (Thousands)	$ 3,961	$ 2,417	$ 1,547	$ 999	$ 794
Before Waivers
Ratio of Expenses to Average Net Assets	3.94%	2.97%	3.64%	2.98%	2.72%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.05)%	(0.78)%	(1.28)%	(0.42)%	(0.85)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	2.00%	2.00%	2.00%	2.00%	2.00%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)%	0.19%	0.36%	0.56%	(0.13)%	(a)
Portfolio Turnover	38%	114%	247%	107%	25%

* Commenced operations on April 2, 2003
** Per share Net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (UNAUDITED)

Note 1. Organization

The Penn Street Fund, Inc. (the “Company”) is an open-end, management investment company that was organized as a corporation in the State of Maryland on July 6, 1995, but did not issue any shares until November 8, 1995. Until January 14, 1998, the name of the Company was S.I.S. Mercator Fund, Inc.

The Company is currently authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue such shares in multiple series and classes. The Company currently issues shares in one series, the Berkshire Advisors Select Equity Portfolio (the “Fund”). Each Fund in the Company represents interests in a separate portfolio of securities, and all shares of a series have identical voting powers, preferences, restrictions and other terms. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is classified as "non-diversified" mutual fund under the 1940 Act.

The Company has further divided the shares of the Fund into two classes, Class A shares which impose a front-end sales charge and Class C shares which impose a contingent deferred sales charge. Prior to December 31, 2003, the Company offered only No-load shares of the Fund. On December 31, 2003, the Company converted its existing No-load shares to Class A shares and permanently exempted existing Class A shareholder accounts from incurring sales charges on future purchases and exchanges of Class A shares of the Fund.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

Security Valuation- The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which no quotations are readily available or for which the Fund's master investment adviser believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's master investment adviser under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value. The Fund may value their held securities by using an independent pricing service.

Federal Income Taxes- No provision has been made for federal income taxes since it is the policy of Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

Investment Transactions- Investment transactions are recorded based on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities, if any, are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

Distributions to Shareholders- The Fund generally declares dividends quarterly, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications- Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (UNAUDITED)

Note 3. Investment Management Agreement

Berkshire Advisors, Inc., 2240 Ridgewood Road, Wyomissing, Pennsylvania 19610, serves as investment advisor to the Fund. For its services to the Fund, the Advisor receives an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. Prior to March 1, 2007, management fees included a fee equal to an annual rate of 1.00% of the Fund's average daily net assets paid to Penn Street Investment Advisors, Inc., investment advisor to the Fund, of which a fee equal to an annual rate of 0.75% was paid by Penn Street Investment Advisors, Inc. to Berkshire Advisors, Inc. as the Fund's sub-advisor. On or about March 1, 2007, Penn Street Investment Advisors, Inc. resigned as investment advisor to the Fund, and on March 6, 2007, the Fund's Board of Directors appointed Berkshire Advisors, Inc. (the “Advisor") as investment advisor and called a special meeting of the Fund's shareholders to approve the engagement. The Board also entered into an interim agreement with Advisor wherein the Advisor receives the entire 1.00% management fee. For the six months ended April 30, 2007, the Advisor earned a fee of $4,197 from the Fund for Advisory services and earned a fee of $12,591 for sub-advisory service.

The Advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 2.00%. However, in the event the Advisor does undertake such waivers and/or reimbursements, the Advisor may recover such waived fees and/or reimbursed expenses, at the Advisors discretion, at any time for a period of thirty-six months subsequent to the time such waiver or reimbursement is made. This commitment to waive fees is voluntary and can be terminated at any time. For the six months ended April 30, 2007 the Advisor waived all of its Advisory and sub-advisory fees.

Note 4. Related Party Transactions

Jay R. Kemmerer is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Kemmerer receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at April 30, 2007 was $3,242,413 representing 275,648 shares outstanding.

Note 6. Investment Transactions

For the six months ended April 30, 2007, purchases and sales of investment securities other than U.S. Government obligations, aggregated $2,315,125 and $1,262,724, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at April 30, 2007 was $3,378,428.

At April 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$618,708	($19,588)	$599,120

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed ordinary income	$ (5,805)
Undistributed long-term capital gain	124,858
Unrealized appreciation on investments; options and securities sold short	599,120
$718,173

The Fund paid an income distribution of $0.02 per share and a short-term capital gain of $0.33 per share for a total distribution of $80,197 for the six months ended April 30, 2007.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (UNAUDITED)

Note 8. New Accounting Pronouncements

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact of the Fund's financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

THE PENN STREET FUND, INC.
BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
Expense Illustration
April 30, 2007 (Unaudited)

Expense Example

As a shareholder of the Berkshire Advisors Select Equity Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2006 through April 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2006	April 30, 2007	November 1, 2006 to April 30, 2007

Actual	$1,000.00	$1,127.87	$10.55
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

ADDITIONAL INFORMATION

APRIL 30, 2007 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 839-6587 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (800) 839-6587 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 839-6587.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

APRIL 30, 2007 (UNAUDITED)

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Company.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Jay R. Kemmerer 2240 Ridgewood Road, Wyomissing, PA 19610 47	Director, President, Treasurer; Indefinite. Since January, 2007.

President, Berkshire Advisors, Inc. Registered Investment Advisor - 2002 – present. President, Kemmerer & Co. Financial Planning - 1992 – Present. President, Jay R. Kemmerer d/b/a Berkshire Mortgage Company-Mortgage Broker Business 1998 - present

Mr. David Jones 719 Sawdust Road, Suite 113, The Woodlands, TX 77380 49	Director, Secretary, Chief Compliance Officer; Indefinite. Since February, 2007.

President, David D. Jones, Esq. & Assoc., P.C., a law firm - 1998 – present. Managing Member, Drake Compliance, LLC, a compliance consulting firm- 2004 – present. BA in Economics, The University of Texas at Austin- 1983 JD (cum laude), Saint Mary's University School of Law- 1994

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

APRIL 30, 2007 (UNAUDITED)

The following table provides information regarding each Director who is not  an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Edmund B. Pyle III 1288 Valley Forge Road, Suite 73, Valley Forge, PA 19482 65	Independent Director; Indefinite. Mr. Pyle has served as an Independent Director of the Company since 2003.

Attorney & Partner, Pyle & Moccia- 1988 – present. BS in Mechanical Engineering, Worcester Polytechnic Institute- 1962. MS in Mechanical Engineering, University of Arizona- 1964. JD, Temple University School of Law-1986

Mr. Nelson H. Long 322 Oak Hill Lane, Wyomissing, PA 19610 67	Independent Director; Indefinite. Mr. Long has served as an Independent Director since February, 2007.	Treasurer, County of Berks, PA - 2000 – present. BA, History & Political Science, Rutgers University- 1962. MBA, Accounting, Rutgers University- 1965
Mr. Scott L. Rehr 137 Fox Hill Drive, Wernersville, PA 19565 43	Independent Director; Indefinite. Mr. Rehr has served as an Independent Director since February, 2007.

Executive Director, Berks Connections, Pretrial Services- 2002 - Present - Non-profit social service agency assisting individuals involved in criminal justice system; Sr. Vice President & Managing Director, Emerald Advisers, Inc.- 1991 – 2002. President, Emerald Mutual Funds- 1992 – 2002. BA in Economics, Dickinson College -1985

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Penn Street Fund, Inc.

By /s/Jay R. Kemmerer, President and Treasurer

     Jay R. Kemmerer

     President and Treasurer

Date: July 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jay R. Kemmerer, President and Treasurer

     Jay R. Kemmerer

     President and Treasurer

Date July 9, 2007

By /s/David D. Jones

      David D. Jones

      Chief Compliance Officer

Date July 9, 2007